Investment Securities (Detail 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Proceeds from sales of investment securities available for sale and gross gains and losses
Proceeds from sales	$ 3,778	$ 981	$ 300,981	$ 120,000	$ 239,997
Gross realized gains	$ 7	$ 34	$ 34